Income tax expense - Schedule of Detailed Income Tax Expenses (Credits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Loss before taxes	$ 245,963	$ 115,902	$ 122,872
Tax calculated at tax domestic rates applicable to profits in the respective countries	(33,319)	(12,332)	(13,321)
Income Taxes, Tax Effects [Abstract]
Tax losses for which no deferred income tax asset was recognized	26,112	13,187	13,766
Utilization of R&D tax credit (USA)	(546)	(436)	(310)
Income not subject to tax / (expenses not deductible for tax purposes)	8,166	156	83
Tax relating to prior years	(90)	10	6
Other	4	(3)	0
Income tax expense	$ 327	$ 582	$ 224